Partnerships in E&P activities (Tables)	12 Months Ended
Dec. 31, 2022
Partnerships In Ep Activities
Schedule of The partnerships formed

Consortium	Location	Petrobras %	Partners %	Operator	Year	Additional Information	ANP Bonus Petrobras portion
Atapu	Santos basin	52.5%	Shell - 25% TotalEnergies - 22,5%	Petrobras	2022	Production sharing	402
Sépia	Santos basin	30.0%	TotalEnergies - 28% Petronas - 21% QP - 21%	Petrobras	2022	Production sharing	409

Schedule of production referring to Petrobras's participation

Field	Location	% Petrobras	% Partners	Petrobras production portion in 2022 (kboed)	Regime	Operador
Tupi (BMS-11)	Santos basin pre-salt	65%	Shell – 25% Petrogal – 10%	709	Concession	Petrobras
Búzios	Santos basin pre-salt	85%	CNODC – 10% CNOOC – 5%	469	Production sharing	Petrobras
Roncador	Campos basin	75%	Equinor – 25%	107	Concession	Petrobras
Sapinhoá (BMS-9)	Santos basin pre-salt	45%	Shell – 30% Repsol Sinopec – 25%	106	Concession	Petrobras
Mero	Santos basin pre-salt	40%	Total – 20% Shell – 20% CNODC – 10% CNOOC – 10%	40	Production sharing	Petrobras
Sururu	Santos basin pre-salt	43%	Shell – 25% Total – 22.5% Petrogal – 10%	38	Concession	Petrobras
Tartaruga Verde	Campos basin	50%	Petronas – 50%	37	Concession	Petrobras
Atapu	Santos basin pre-salt	53%	Shell – 25% Total – 22.5%	31	Production sharing	Petrobras
Albacora Leste (*)	Campos basin	90%	Repsol Sinopec - 10%	29	Concession	Petrobras
Sépia	Santos basin pre-salt	30%	Total – 28% Petronas - 21% Qatar – 21%	22	Production sharing	Petrobras
Total				1,588
(*) On January 26, 2023, Petrobras concluded the sale of its entire interest, as set out in note 37.

Schedule of reimbursements payable relating to the execution of the AIP submitted to the approval of the ANP

	2022	2021
Opening balance	364	370
Additions/(Write-offs) on PP&E	(7)	(64)
Other income and expenses	26	84
Translation adjustments	24	(26)
Closing balance	407	364